Taxes	12 Months Ended
Dec. 31, 2023
Taxes
Taxes
29	Taxes
29.1	Components of provision for income taxes

The Group did not incur income tax expenses for the years ended 31 December 2023 and 2022 as it has not generated taxable income. The components of the provision for income taxes were as follows:

	For the year ended 31 December
	2023	2022	2021
	USD	USD	USD
Income tax benefit	41,305	3,225,251	4,718,036
	41,305	3,225,251	4,718,036

29.2	Deferred tax asset

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes at the enacted rates. The significant components of the Group’s deferred tax assets is resulted from the carried forward tax losses from current and previous year which are expected to be recoverable once the group is able to generate taxable income in future periods. The movement of deferred tax assets during the year was as follows:

	At 31 December
	2023	2022
	USD	USD
At 1 January	18,708,988	14,631,743
Income tax benefit	41,305	3,225,251
Deferred tax credit acquired through business combinations	—	4,104,774
Foreign currency adjustments	(5,039,739)	(3,252,780)
Transfers to assets held for sale (Note 34)	(4,241,746)	—
At 31 December	9,468,808	18,708,988

29	Taxes (continued)
29.3	Relationship between tax expense and accounting profit

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the Group’s applicable tax rate as follows:

	At 31 December
	2023	2022	2021
	USD	USD	USD

Profit/(loss) before tax	3,015,171	(104,184,043)	(146,207,433)
Effect of unused losses	2,004,561	89,628,546	124,136,838

Non-taxable income	(5,751,609)	—	—
ECL provision	444,946	229,940	1,096,696
Accounting losses	205,165	92,920	30,517
Tax depreciation	(101,812)	(101,812)	(25,665)
Taxable losses	(183,578)	(14,334,449)	(20,969,047)
Tax rate	22.5%	22.5%	22.5%
	(41,305)	(3,225,251)	(4,718,036)

On 9 December 2022, the UAE Ministry of Finance released the Federal Decree Law No. 47 of 2022 on the Taxation of Corporations and Businesses (the Law) to enact a Federal Corporate Tax (CT) regime in the UAE. The CT regime will become effective for accounting periods beginning on or after 1 June 2023.

For the Group, current taxes shall be accounted for as appropriate in the consolidated financial statements for the period beginning January, 1st 2024. In accordance with IAS 12 income Taxes, the Group has assessed the deferred tax implications for the year ended December 31, 2023 and, after considering its interpretations of applicable tax law, official pronouncements, cabinet decisions and ministerial decisions (especially with regard to transition rules), it has been concluded that it is not material.